THE MAINSTAY GROUP OF FUNDS

Supplement dated August 15, 2016 (“Supplement”)

to the following Prospectuses and Statements of Additional Information (“SAI”):

MainStay Absolute Return Multi-Strategy Fund Prospectus and SAI each dated

June 18, 2015, as supplemented

MainStay Tax Advantaged Short Term Bond Fund Prospectus and SAI each dated

August 28, 2015, as supplemented

MainStay Equity Funds, MainStay Income and Mixed Asset Funds, MainStay Target Date Funds and MainStay Asset Allocation Funds Prospectuses each dated February 29, 2016, as supplemented; the Mainstay Epoch Capital Growth Fund Prospectus dated June 30, 2016, as supplemented and the MainStay Group of Funds SAI dated February 29, 2016, as amended July 6, 2016

MainStay Cushing® Funds Prospectus and SAI each dated

March 31, 2016, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the applicable Prospectus and SAI.

Effective August 29, 2016, NYLIM Service Company call center hours will change from 8:30 am - 5:30 pm Eastern time to 8:30 am - 5:00 pm Eastern time.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.